Commitments and Contingencies (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2013 Continuing Operations [Member]	Dec. 31, 2012 Continuing Operations [Member]	Dec. 31, 2013 Discontinued Operations [Member]	Dec. 31, 2012 Discontinued Operations [Member]
Commitments and Contingencies [Line Items]
Operating Leases, Rent Expense	$ 42,000	$ 68,000	$ 88,000	$ 131,000		$ 256,000	$ 249,000	$ 10,022,000	$ 11,140,000
Monthly Lease And Rental Expense					$ 11,000